STOCKHOLDERS' EQUITY - Reconciliation of Numerator and Denominator for Calculation of Earnings Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Securities excluded from the weighted outstanding calculation because their inclusion would have been antidilutive:	76,990,013	1,625,710
Warrant [Member]
Securities excluded from the weighted outstanding calculation because their inclusion would have been antidilutive:	76,740,807	22,910	1,216,091	4,089
Restricted Stock Units [Member]
Securities excluded from the weighted outstanding calculation because their inclusion would have been antidilutive:	30,000	250,000
Stock Options [Member]
Securities excluded from the weighted outstanding calculation because their inclusion would have been antidilutive:	219,206	1,352,800	1,344,300	6,434